Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues		$ 4,855,181	$ 32,328,119	$ 51,450,247
Cost of revenues		21,558,986	16,915,795	22,227,055
Gross profit (loss)		(16,703,805)	15,412,324	29,223,192
Operating expenses:
Selling expenses		1,893,607	1,956,120	1,418,586
General and administrative expenses		29,041,432	40,712,314	25,774,237
Impairment of intangible assets		3,708,247	20,738,130
Impairment of goodwill		2,299,628
Total operating expenses		36,942,914	63,406,564	27,192,823
Gain on disposal of subsidiaries		(7,524)	(5,941)
Income (loss) from operations		(53,639,195)	(47,988,299)	2,030,369
Other income (expenses):
Interest income		11,941,453	4,362,832	1,779,672
Interest expenses				(4,383)
Other income		1,131,178	1,033,622	133,477
Gain (loss) from investment		356,996	(509,496)	(3,656,520)
Net gain on disposal of cryptocurrency assets		744,803
Exchange gain (loss)		456,647	(2,161,264)	1,780,087
Government grants		62,600	81,911	434,604
Other expenses		(119,531)	(649,476)	(108,328)
Total other income		14,574,146	2,158,129	358,609
Income (loss) before income taxes benefit		(39,065,049)	(45,830,170)	2,388,978
Income taxes benefit		(1,031,461)	(72,933)	(378,843)
Net income (loss)		(38,033,588)	(45,757,237)	2,767,821
Less: net loss attributable to non-controlling interest		(1,261,445)	(1,868,995)	(1,663,120)
Net income (loss) attributable to Ebang International Holdings Inc.		(36,772,143)	(43,888,242)	4,430,941
Comprehensive income (loss)
Net income (loss)		(38,033,588)	(45,757,237)	2,767,821
Other comprehensive income (loss):
Foreign currency translation adjustment		(2,278,915)	(5,338,217)	953,073
Total comprehensive income (loss)		(40,312,503)	(51,095,454)	3,720,894
Less: comprehensive loss attributable to non-controlling interest		(1,377,803)	(2,379,686)	(1,461,374)
Comprehensive income (loss) attributable to Ebang International Holdings Inc.		$ (38,934,700)	$ (48,715,768)	$ 5,182,268
Net income (loss) per ordinary share attributable to Ebang International Holdings Inc.
Basic (in Dollars per share)	[1]	$ (5.86)	$ (7.03)	$ 0.75
Diluted (in Dollars per share)	[1]	$ (5.86)	$ (7.03)	$ 0.75
Weighted average ordinary shares outstanding
Basic (in Shares)	[2]	6,275,118	6,247,333	5,923,845
Diluted (in Shares)	[2]	6,275,118	6,247,333	5,928,858
Product revenue
Total revenues		$ 782,349	$ 29,537,224	$ 48,323,022
Service revenue
Total revenues		$ 4,072,832	$ 2,790,895	$ 3,127,225

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.